Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 1(1) ($)	COMPENSATION ACTUALLY PAID TO PEO 1(1)(2)(3) ($)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 2(1) ($)	COMPENSATION ACTUALLY PAID TO PEO 2(1)(2)(3) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS(1) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(1)(2)(3) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(4)		NET INCOME ($ THOUSANDS)	ADJUSTED EBIT ($ THOUSANDS)(5)
							TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,720,691	$1,589,888	—	—	$1,465,981	$945,280	$24.44	$168.05	$(107,684)	$116,823
2022	$3,121,935	$2,880,460	—	—	$1,585,061	$1,516,446	$54.55	$151.65	$30,973	$91,827
2021	$1,317,980	$116,822	—	—	$1,164,640	$571,782	$74.51	$127.58	$(172,799)	$(187,112)
2020	$3,341,745	$3,421,961	$2,836,889	$904,195	$1,569,940	$1,687,932	$122.71	$106.96	$4,824	$21,970
(1)
Frank N. D’Orazio has served as our PEO for each year presented after November 2020 (“PEO 1”) and J. Adam Abram was our PEO until November 2020 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran
Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein
Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty
Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer
Robert P. Myron	Robert P. Myron		Michael J. Hoffmann

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for PEO 1 and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB Topic 718. Amounts in the Exclusion of Share Awards column are the totals from the Share Awards column set forth in the Summary Compensation Table.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 1 ($)	EXCLUSION OF SHARE AWARDS FOR PEO 1 ($)	INCLUSION OF EQUITY VALUES FOR PEO 1 ($)	COMPENSATION ACTUALLY PAID TO PEO 1 ($)
2023	$2,720,691	$(924,967)	$(205,836)	$1,589,888
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF SHARE AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2023	$1,465,981	$(481,980)	$(38,721)	$945,280
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO 1 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR PEO 1 ($)	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO 1 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO 1 ($)	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO 1 ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR PEO 1 ($)	TOTAL – INCLUSION OF EQUITY VALUES FOR PEO 1 ($)
2023	$348,948	$(482,774)	—	$(72,010)	—	—	$(205,836)
YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOS ($)	TOTAL – AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2023	$154,990	$(163,088)	$5,487	$29,963	$(66,073)	—	$(38,721)

(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Property & Casualty Insurance (S&P P&C Index), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. This is the first year that the S&P 500 P&C Index was added to the Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and the S&P P&C Index, respectively. The peer group used in last year’s Pay Versus Performance disclosure was the compensation peer group referenced in the Compensation Discussion and Analysis of the 2023 proxy statement. The Peer Group TSR for S&P 500 Property & Casualty and the CD&A Peer Group would have been as follows:

	2023	2022	2021	2020
S&P 500 Property & Casualty Insurance	$168.05	$151.65	$127.58	$106.96
2022 CD&A Peer Group	$139.41	$109.74	$112.77	$97.13
Historical stock performance is not necessarily indicative of future stock performance. The following table shows the peer group constituents.
2022	2023
Amerisafe, Inc.	S&P 500 Property & Casualty Insurance
Argo Group International Holdings, Ltd.
Donegal Group Inc.
Employers Holdings, Inc.
Global Indemnity Group, LLC
Hallmark Financial Services, Inc.
HCI Group, Inc.
Kinsale Capital Group, Inc.
ProAssurance Corporation
RLI Corp.
SiriusPoint Ltd.
United Fire Group, Inc.
United Insurance Holdings Corp.
Universal Insurance Holdings, Inc.

(5)
As noted in the Compensation Discussion and Analysis, “Adjusted EBIT” is one of the financial metrics used to determine short-term compensation under our STI Plan. Adjusted EBIT is calculated as net income of the Company before interest and income taxes, and excluding the portion of favorable or unfavorable prior year reserve development for which the Company’s subsidiaries ceded the risk under retroactive reinsurance agreements and the related changes in the amortization of deferred gain. Please refer to the Compensation Discussion and Analysis for further discussion of the Committee’s calculation of Adjusted EBIT for the most recent fiscal year.

Company Selected Measure Name	ADJUSTEDEBIT
Named Executive Officers, Footnote
(1)
Frank N. D’Orazio has served as our PEO for each year presented after November 2020 (“PEO 1”) and J. Adam Abram was our PEO until November 2020 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran
Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein
Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty
Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer
Robert P. Myron	Robert P. Myron		Michael J. Hoffmann

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Property & Casualty Insurance (S&P P&C Index), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. This is the first year that the S&P 500 P&C Index was added to the Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and the S&P P&C Index, respectively. The peer group used in last year’s Pay Versus Performance disclosure was the compensation peer group referenced in the Compensation Discussion and Analysis of the 2023 proxy statement. The Peer Group TSR for S&P 500 Property & Casualty and the CD&A Peer Group would have been as follows:

	2023	2022	2021	2020
S&P 500 Property & Casualty Insurance	$168.05	$151.65	$127.58	$106.96
2022 CD&A Peer Group	$139.41	$109.74	$112.77	$97.13
Historical stock performance is not necessarily indicative of future stock performance. The following table shows the peer group constituents.
2022	2023
Amerisafe, Inc.	S&P 500 Property & Casualty Insurance
Argo Group International Holdings, Ltd.
Donegal Group Inc.
Employers Holdings, Inc.
Global Indemnity Group, LLC
Hallmark Financial Services, Inc.
HCI Group, Inc.
Kinsale Capital Group, Inc.
ProAssurance Corporation
RLI Corp.
SiriusPoint Ltd.
United Fire Group, Inc.
United Insurance Holdings Corp.
Universal Insurance Holdings, Inc.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for PEO 1 and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB Topic 718. Amounts in the Exclusion of Share Awards column are the totals from the Share Awards column set forth in the Summary Compensation Table.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 1 ($)	EXCLUSION OF SHARE AWARDS FOR PEO 1 ($)	INCLUSION OF EQUITY VALUES FOR PEO 1 ($)	COMPENSATION ACTUALLY PAID TO PEO 1 ($)
2023	$2,720,691	$(924,967)	$(205,836)	$1,589,888
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO 1 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR PEO 1 ($)	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO 1 ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO 1 ($)	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO 1 ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR PEO 1 ($)	TOTAL – INCLUSION OF EQUITY VALUES FOR PEO 1 ($)
2023	$348,948	$(482,774)	—	$(72,010)	—	—	$(205,836)

Non-PEO NEO Average Total Compensation Amount	$ 1,465,981	$ 1,585,061	$ 1,164,640	$ 1,569,940
Non-PEO NEO Average Compensation Actually Paid Amount	$ 945,280	1,516,446	571,782	1,687,932
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for PEO 1 and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB Topic 718. Amounts in the Exclusion of Share Awards column are the totals from the Share Awards column set forth in the Summary Compensation Table.
YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF SHARE AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2023	$1,465,981	$(481,980)	$(38,721)	$945,280
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOS ($)	TOTAL – AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2023	$154,990	$(163,088)	$5,487	$29,963	$(66,073)	—	$(38,721)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
PERFORMANCE MEASURES USED TO LINK COMPANY PERFORMANCE AND COMPENSATION ACTUALLY PAID TO NEOs
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2023:
•
Adjusted Combined Ratio

•
Adjusted EBIT

Since fewer than three financial performance measures were used by the Company to link compensation actually paid to the Company’s NEOs for the fiscal year ended December 31, 2023 to Company performance, we have listed all such measures that were used.

Total Shareholder Return Amount	$ 24.44	54.55	74.51	122.71
Peer Group Total Shareholder Return Amount	168.05	151.65	127.58	106.96
Net Income (Loss)	$ (107,684,000)	$ 30,973,000	$ (172,799,000)	$ 4,824,000
Company Selected Measure Amount	116,823,000	91,827,000	(187,112,000)	21,970,000
PEO Name	N. D’Orazio
NEO Name 1	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran	Sarah C. Doran
NEO Name 2	Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein	Daniel J. Heinlein
NEO Name 3	Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty	Terence M. McCafferty
NEO Name 4	Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer	Richard J. Schmitzer
NEO Name 5	Michael J. Hoffmann		Robert P. Myron	Robert P. Myron
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Combined Ratio
Non-GAAP Measure Description
(5)
As noted in the Compensation Discussion and Analysis, “Adjusted EBIT” is one of the financial metrics used to determine short-term compensation under our STI Plan. Adjusted EBIT is calculated as net income of the Company before interest and income taxes, and excluding the portion of favorable or unfavorable prior year reserve development for which the Company’s subsidiaries ceded the risk under retroactive reinsurance agreements and the related changes in the amortization of deferred gain. Please refer to the Compensation Discussion and Analysis for further discussion of the Committee’s calculation of Adjusted EBIT for the most recent fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBIT
D 'ORAZIO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,720,691	$ 3,121,935	$ 1,317,980	$ 3,341,745
PEO Actually Paid Compensation Amount	1,589,888	2,880,460	116,822	3,421,961
ABRAM [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,836,889
PEO Actually Paid Compensation Amount				904,195
S&P 500 Property & Casualty Insurance [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	168.05	151.65	127.58	106.96
CD&A Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	139.41	$ 109.74	$ 112.77	$ 97.13
PEO | D 'ORAZIO [Member] | Equity Award Value in Compensation Table For the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(924,967)
PEO | D 'ORAZIO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(205,836)
PEO | D 'ORAZIO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	348,948
PEO | D 'ORAZIO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(482,774)
PEO | D 'ORAZIO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | D 'ORAZIO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,010)
PEO | D 'ORAZIO [Member] | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | D 'ORAZIO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Award Value in Compensation Table For the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(481,980)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,721)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,990
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,088)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,487
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,963
Non-PEO NEO | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,073)
Non-NEOs [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount